Commitments and Contingencies (Additional Information) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2013	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Apr. 30, 2023
Commitments and Contingencies [Line Items]
Finance lease liabilities		$ 0
Finance Lease, Liability, Statement of Financial Position [Extensible Enumeration]		Derivative Liability, Noncurrent
Lease Expense		$ 1,100	$ 500	$ 600
Additional ROU assets		2,943	1,131		$ 2,500
GLOPERBA [Member]
Commitments and Contingencies [Line Items]
Due From Related Party		500
Former Employee [Member]
Commitments and Contingencies [Line Items]
Agreement settlement payment		3,500
Former Employee One[Member]
Commitments and Contingencies [Line Items]
Agreement settlement payment		$ 2,500
Epoladerm [Member]
Commitments and Contingencies [Line Items]
Percentage on net sale		6.00%
Probudur [Member]
Commitments and Contingencies [Line Items]
Percentage on net sale		6.00%
Envelta [Member]
Commitments and Contingencies [Line Items]
Percentage on net sale		6.00%
Product Development Agreement [Member] | Developers [Member]
Commitments and Contingencies [Line Items]
Royalty expenses		$ 8,500	4,500
Accrued royalty payables		2,400	2,200
Agreement maturity date	Oct. 02, 2028
Agreement maturity renewal description	The Product Development Agreement will renew automatically for subsequent successive one-year renewal periods unless Scilex Pharma or the Developers terminate it upon 6-month written notice.
Product Development Agreement [Member] | Developers [Member] | Minimum [Member]
Commitments and Contingencies [Line Items]
Royalty payment percentage related to future years	25.00%
Product Development Agreement [Member] | Developers [Member] | Maximum [Member]
Commitments and Contingencies [Line Items]
Royalty payment percentage related to future years	35.00%
Product Development Agreement [Member] | Scilex Pharma [Member]
Commitments and Contingencies [Line Items]
Royalty expenses		$ 8,300	$ 2,300
Non-cancelable Lease Agreements [Member] | Minimum [Member] | Research and Development Facilities [Member]
Commitments and Contingencies [Line Items]
Operating lease, remaining lease term		8 months 12 days
Operating lease, lease term		3 years
Non-cancelable Lease Agreements [Member] | Maximum [Member] | Research and Development Facilities [Member]
Commitments and Contingencies [Line Items]
Operating lease, remaining lease term		3 years 9 months 18 days
Operating lease, lease term		5 years